BORROWINGS (Borrowings by currency) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,031,865	$ 1,479,038
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	736,832	1,304,073
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	295,033	174,965
US dollar ($) | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	684,554	1,252,543
US dollar ($) | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	197,259	129,000
Argentine peso (ARS) | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	5	0
Mexican peso (MXN) | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	13,339	16,310
Colombian peso (COP) | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	38,934	35,220
Colombian peso (COP) | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	92,680	40,783
Guatemala, Quetzales | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,094	$ 5,182